Financial risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 31,625	$ 64,046
Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure in functional currency	$ 33,392	64,656
Percentage of increase in exchange rate	5
Variation of net loss	$ 1,700	1,700
Foreign exchange risk | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	25,248	47,738
Foreign exchange risk | U.S. dollars | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	20,110	54,242
Foreign exchange risk | U.S. dollars | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	1,724	921
Foreign exchange risk | U.S. dollars | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	3,413	$ (7,425)
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	31,600
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in other comprehensive income (loss)	$ 2,200
Percentage of increase in equity prices of the long-term investments	10